Vanguard® Short Duration Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (5.5%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	100	105
[1]	Alabama State University College & University Revenue	5.000%	9/1/27	70	73
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	60	62
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	150	152
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	50	50
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8) PUT	4.000%	12/1/29	25	25
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	100	102
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	200	207
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	65	66
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	90	90
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	200	210
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	150	159
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	100	106
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	125	126
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	150	162
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	80	85
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/29	135	130
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/28	50	50
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/29	50	53
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	175	175
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/28	75	78
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	125	133
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	195	195
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/32	50	47
					2,641
Alaska (0.6%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/31	100	89
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	195	207
					296
Arizona (0.6%)
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	50	52
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	125	126
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	115	123
					301
Arkansas (0.3%)
[2]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	150	150
California (9.7%)
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	150	150
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	140	134
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.500%	4/1/36	50	50
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	150	162
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	70	74
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	155	163
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	175	175
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	175	185
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	165	164
	California GO	5.000%	10/1/26	120	125
	California GO	5.000%	8/1/27	150	158
	California GO	5.000%	8/1/29	95	100
	California GO	5.000%	8/1/30	200	222
	California GO	5.000%	8/1/31	150	169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	200	207
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	250	257
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	175	176
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	80	83
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	125	128
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	100	100

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	125	134
	California State University College & University Revenue PUT	1.600%	11/1/26	130	125
	California State University College & University Revenue PUT	3.125%	11/1/26	125	125
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/28	160	166
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/31	65	57
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	75	79
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	100	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	50	52
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	100	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	75	77
	Oro Grande Elementary School District COP	4.000%	9/15/26	100	100
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	70	70
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	110	114
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	100	106
					4,647
Colorado (1.7%)
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/29	50	52
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	65	65
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/28	150	151
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	70	70
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	140	140
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	75	78
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/28	235	237
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	45	45
					838
Connecticut (1.1%)
	Connecticut GO	5.000%	4/15/26	160	164
	Connecticut GO	5.000%	1/15/28	110	117
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	100	100
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	150	150
					531
District of Columbia (1.2%)
	District of Columbia College & University Revenue	5.000%	4/1/31	150	154
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/26	335	333
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	100	105
					592
Florida (5.9%)
	Broward County FL School District COP	5.000%	7/1/27	75	79
	Broward County FL School District COP	5.000%	7/1/30	50	55
	Broward County FL School District COP	5.000%	7/1/31	80	81
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	100	101
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	65	66
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	150	154
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	50	54
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	95	97
[5]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/28	205	219
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	60	62
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	150	157
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/32	140	131
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	50	51
	Miami-Dade County FL GO	5.000%	7/1/27	150	155
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	100	99
	Miami-Dade County School Board COP	5.000%	5/1/25	105	106
	Miami-Dade County School Board COP	5.000%	5/1/28	265	266
	Miami-Dade County School Board COP	4.000%	8/1/29	50	50
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	100	90
	Palm Beach County School District COP	5.000%	8/1/28	60	60
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	110	111
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	75	81
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	205
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/29	205	218

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	100	100
					2,848
Georgia (2.6%)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	70	71
[6]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	50	50
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	65	67
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/27	100	100
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	170	174
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	150	158
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	150	156
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	160	170
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	95	100
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	50	52
					1,257
Guam (0.3%)
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	125	133
Hawaii (0.5%)
	Hawaii GO	5.000%	1/1/27	50	52
	Hawaii GO	5.000%	10/1/31	80	83
	Honolulu HI City & County GO	5.000%	11/1/27	100	106
					241
Illinois (9.0%)
	Chicago Board of Education GO	4.000%	12/1/27	200	199
[7]	Chicago Board of Education GO	0.000%	12/1/29	90	74
[7]	Chicago Board of Education GO	0.000%	12/1/31	200	151
	Chicago IL GO	5.000%	1/1/27	100	101
	Chicago IL GO	0.000%	1/1/32	100	76
	Chicago IL GO	4.000%	1/1/32	150	150
[7]	Chicago IL GO, ETM	0.000%	1/1/27	120	113
[7]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/27	150	141
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	95	102
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	115	119
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	100	103
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/31	125	127
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	200	203
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	245	252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	55	56
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	150	152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	65	67
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	235	245
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	150	155
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	170	171
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	55	57
	Illinois GO	5.000%	10/1/26	55	57
	Illinois GO	5.000%	3/1/27	100	104
	Illinois GO	5.000%	5/1/29	180	189
	Illinois GO	5.000%	11/1/29	150	157
	Illinois GO	5.000%	12/1/31	55	60
	Illinois GO	5.000%	3/1/32	140	152
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	80	80
[8]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	100	100
[8]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/27	100	93
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	135	106
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	100	96
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/29	170	176
					4,310
Indiana (0.3%)
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	100	100
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	50	53
					153
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	55	56

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas (0.7%)
	Kansas Development Finance Authority College & University Revenue	4.000%	3/1/31	90	90
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	250	261
					351
Kentucky (1.8%)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	50	50
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	300	302
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	135	142
	Lexington-Fayette Urban County Government GO	4.000%	9/1/30	175	175
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	50	53
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	115	118
					840
Louisiana (1.5%)
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/29	55	56
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.545%	5/1/43	40	40
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	200	206
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/26	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	100	103
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	110	109
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	50	50
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	60	62
					726
Maryland (0.8%)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	50	50
	Maryland GO	5.000%	8/1/26	200	207
	Prince George's County MD GO	5.000%	8/1/29	100	109
					366
Massachusetts (0.3%)
[8]	Commonwealth of Massachusetts GO	5.250%	11/1/26	55	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	65	67
					124
Michigan (0.5%)
	Detroit MI GO	5.000%	4/1/30	70	73
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	75	76
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	65	68
					217
Minnesota (1.1%)
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	158
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	130	134
	Minnesota Appropriations Revenue	5.000%	3/1/27	75	78
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	50	52
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	110	110
					532
Mississippi (0.9%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/29	75	69
	Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/26	100	101
	Warren County MS GO	4.000%	10/1/27	185	185
	Warren County MS Industrial Revenue PUT	1.375%	6/16/25	85	84
					439
Missouri (1.0%)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	100	101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	40	40
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	150	158
	University of Missouri of Curators College & University Revenue	5.000%	11/1/27	150	159
					458
Montana (0.1%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	55	55
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	55	56
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	85	89
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	80	80

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	200	213
					438
Nevada (0.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	60	65
New Hampshire (0.7%)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	150	153
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	150	158
					311
New Jersey (5.0%)
[4]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/30	100	101
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	185	178
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/29	225	243
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	40	39
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue (West Campus Housing LLC - New Jersey City University Student Housing Project)	4.125%	7/1/30	210	202
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	50	48
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/26	100	103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	120	125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	65	67
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	275	282
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/29	120	120
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	50	50
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	150	141
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	130	133
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	55	48
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	125	106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	100	82
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	60	63
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	175	182
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	50	52
					2,415
New Mexico (1.0%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	50	51
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	105	106
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	70	70
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	95	100
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	80	87
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	50	50
					464
New York (7.3%)
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	75	74
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	155	150
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	135	141
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	125	130
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	103
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	100	103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	100	102
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	215	212
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	150	149
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	75	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	135	143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	150	152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	85	94
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/29	150	125
	New York NY GO	5.000%	8/1/27	85	90
	New York NY GO	5.000%	8/1/28	145	152
	New York NY GO	5.000%	8/1/29	200	218
	New York NY GO	5.000%	10/1/30	50	54
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	50	51
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	85	88
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	55	57

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	60	54
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	235	229
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	50	50
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	170	168
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	100	100
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	75	79
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/32	70	73
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	185	145
					3,525
North Carolina (1.2%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	150	160
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	50	54
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	150	157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	150	149
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	60	61
					581
Ohio (3.2%)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/30	165	168
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	50	53
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	50	52
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/33	50	50
	Ohio GO, ETM	5.000%	8/1/28	65	70
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	80	83
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/30	160	168
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	140	141
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	65	67
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	110	108
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	100	103
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	115	126
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	50	51
	University of Akron College & University Revenue	5.000%	1/1/27	210	210
	University of Akron College & University Revenue	5.000%	1/1/30	100	108
					1,558
Oklahoma (0.7%)
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/30	80	84
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	60	66
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/30	115	127
	University of Oklahoma College & University Revenue	5.000%	7/1/32	60	60
					337
Oregon (1.4%)
	Oregon (Articale XI-M Seismic Projects) GO	5.000%	6/1/31	155	162
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/32	190	208
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/32	75	75
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	10/1/28	200	212
					657
Pennsylvania (5.5%)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	50	52
[5]	Brentwood PA School District GO	5.000%	5/15/28	170	180
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	105	100
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/32	75	75
	Commonwealth of Pennsylvania GO	5.000%	8/15/27	250	264
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	55	57
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	200	205
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/33	105	99
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	55	56
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/30	145	156
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/29	90	97
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	100	97
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	185	195
[8]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	200	204
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	160	165
	Philadelphia IDA College & University Revenue	5.000%	4/1/26	75	75
[8]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	145	150
	School District of Philadelphia GO	5.000%	9/1/27	100	105

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	100	101
	Upper Providence Township PA GO	1.500%	5/1/27	90	84
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	150	150
					2,667
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	15	15
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	50	54
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	150	166
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	178
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	87	74
					487
Rhode Island (0.4%)
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	40	39
[2]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	55	55
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/29	100	102
					196
South Carolina (0.5%)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	105	112
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	85	87
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	50	54
					253
South Dakota (0.4%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	65	67
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/28	125	129
					196
Tennessee (4.1%)
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	200	197
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	165	172
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	240	245
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	50	51
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/26	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	70	74
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/30	295	308
	Shelby County TN GO	5.000%	4/1/27	140	147
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	40	40
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	250	263
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	100	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	75	76
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	40	41
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	100	100
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/30	70	65
					1,985
Texas (10.8%)
[10]	Austin Independent School District GO	5.000%	8/1/28	100	107
	Austin TX GO	5.000%	9/1/27	100	106
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/28	75	79
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	150	155
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	115	115
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	200	204
[8]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	285	304
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.100%	7/1/49	65	65
	Harris County Flood Control District GO	5.000%	10/1/31	100	109
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/31	50	42
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	110	122
[8]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	135	147
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	75	75
	Ingleside TX GO	5.000%	2/1/30	120	130
[10]	Kilgore Independent School District GO	5.000%	2/15/27	125	130
[10]	Leander Independent School District GO	5.000%	8/15/31	110	117
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	110	111
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	90	92
[9]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	200	210
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	80	83

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	5.000%	4/1/30	150	152
[10]	Plainview Independent School District GO PUT	4.000%	8/15/26	75	76
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/30	140	155
[10]	Prosper Independent School District GO PUT	3.000%	8/15/25	225	225
[10]	Prosper Independent School District GO PUT	4.000%	8/15/26	155	156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	150	154
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	45	44
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	280	281
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	60	57
[10]	San Antonio TX Independent School District GO	5.000%	8/15/28	85	91
[10]	Spring Branch Independent School District GO	5.000%	2/1/29	140	151
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	125	125
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	100	106
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	175	179
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	100	101
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	150	154
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	50	52
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	125	130
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	55	58
	Texas Water Development Board Water Revenue	5.000%	8/1/27	75	79
	Texas Water Development Board Water Revenue	5.000%	8/1/29	125	131
	Williamson County TX GO	5.000%	2/15/29	50	54
					5,214
Utah (0.7%)
	Utah Associated Municipal Power Systems Electric Power & Light Revenue	5.000%	9/1/30	195	204
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/27	110	115
					319
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/26	100	100
Virginia (0.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/25	50	50
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	100	103
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/28	60	60
					213
Washington (2.0%)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	115	121
	Washington GO	4.000%	7/1/27	225	232
	Washington GO	5.000%	8/1/31	75	77
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	55	58
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	125	126
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	5/1/29	75	78
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	130	131
	Washington State University College & University Revenue	5.000%	4/1/29	150	150
					973
West Virginia (0.3%)
	West Virginia Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/26	50	51
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	100	103
					154
Wisconsin (2.3%)
	Milwaukee WI GO	5.000%	4/1/26	120	122
	Milwaukee WI GO	3.000%	3/1/31	60	57
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	100	100
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/29	150	148
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	50	51
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	145	145
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/29	115	119
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	50	52
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	200	209
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	50	52
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	45	45
					1,100
Total Tax-Exempt Municipal Bonds (Cost $47,299)					47,310

Vanguard® Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	62	39
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	11	7
Total Taxable Municipal Bonds (Cost $45)					46
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[11]	Vanguard Municipal Low Duration Fund (Cost $248)	2.123%		24,742	247
Total Investments (98.8%) (Cost $47,592)					47,603
Other Assets and Liabilities—Net (1.2%)					557
Net Assets (100%)					48,160
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $771,000, representing 1.6% of net assets.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
11	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

Vanguard® Short Duration Tax-Exempt Bond ETF
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	47,310	—	47,310
Taxable Municipal Bonds	—	46	—	46
Temporary Cash Investments	247	—	—	247
Total	247	47,356	—	47,603